Aug. 31, 2025
Neuberger International Select Fund | Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX)
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 213 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.81	0.81	0.70
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.26	0.29	0.24
Total annual operating expenses	1.32	2.10	0.94
Fee waivers and/or expense reimbursement	0.15	0.18	0.13
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	1.17	1.92	0.81
[1]
For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.16%, 1.91% and 0.80% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.16%, 1.91% and 0.80% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$687	$925	$1,214	$2,035
Class C (assuming redemption)	$295	$603	$1,077	$2,386
Class C (assuming no redemption)	$195	$603	$1,077	$2,386
Institutional Class	$83	$259	$480	$1,117

assuming no redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$687	$925	$1,214	$2,035
Class C (assuming redemption)	$295	$603	$1,077	$2,386
Class C (assuming no redemption)	$195	$603	$1,077	$2,386
Institutional Class	$83	$259	$480	$1,117

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund invests mainly in common stocks of foreign companies, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in companies with a market capitalization greater than $2.5 billion at the time of purchase.
In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.
The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	20.85%
Worst quarter:	Q1 2020	-22.26%
Year to Date performance as of:	09/30/2025	17.62%

average annual total % returns as of 12/31/2024
International Select Fund
International Select Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	4.49	4.26	5.33
Institutional Class Return After Taxes on Distributions	3.57	3.07	4.51
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.12	3.24	4.18
Class A Return Before Taxes	-1.87	2.67	4.33
Class C Return Before Taxes	2.35	3.10	4.16
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.